12. Stockholders' Equity (Deficiency) (Details 5) (USD $)	4 Months Ended	1 Months Ended		3 Months Ended
	Apr. 30, 2013	Dec. 17, 2012 Stock Incentive Plan To Non Employees [Member]	Mar. 15, 2012 Stock Incentive Plan To Non Employees [Member]	Jul. 31, 2013 Stock Incentive Plan To Non Employees [Member]	Jul. 31, 2013 Stock Incentive Plan To Employees And Directors [Member]	Jul. 31, 2013 Stock Incentive Plan To Employees And Directors [Member] Two Year Prorata Vesting [Member]	Jul. 31, 2013 Stock Incentive Plan To Employees And Directors [Member] Three Year Prorata Vesting [Member]	Jul. 31, 2013 Stock Incentive Plan To Employees And Directors [Member] Seven Month Vesting [Member]
Number of Options Outstanding, Beginning				270,000	7,344,381
Number of Options Granted	658,914		175,000		1,536,211	200,000	545,000	791,211
Number of Options Exercised
Number of Options Forfeited	(92,500)				(40,000)
Number of Options Expired
Number of Options Outstanding, Ending	7,344,381			270,000	8,840,592
Number of Options Exercisable	2,056,998			57,750	2,051,998
Weighted Average Exercise Price Outstanding, Beginning				$ 0.35	$ 0.35
Weighted Average Exercise Price Issued	$ 0.35		$ 1.00		$ 0.35
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Forfeited	$ 0.35				$ 0.35
Weighted Average Exercise Price Expired
Weighted Average Exercise Price Outstanding, Ending	$ 0.35			$ 0.35	$ 0.35
Weighted Average Exercise Price Exercisable	$ 0.35				$ 0.35
Weighted Average Remaining Contractual Life (in years) Outstanding	4 years 4 months 24 days			4 years 3 months 18 days	4 years 2 months 12 days
Weighted Average Remaining Contractual Life (in years) Exercisable	4 years 4 months 24 days				4 years 1 month 6 days
Aggregate Intrinsic Value Granted			$ 57,750	$ 57,750	$ 184,345
Aggregate Intrinsic Value Exercised
Aggregate Intrinsic Value Forfeited/canceled
Aggregate Intrinsic Value Outstanding, Ending
Aggregate Intrinsic Value Exercisable
Weighted average grant-date fair value of stock options granted					$ 0.12
Unrecognized compensation cost					494,292
Weighted average recognition period					4 years 2 months 23 days
Share based compensation related to employees					148,608
Vesting period						2 years	3 years	7 months
Share based compensation related to non-employees				748
Award modification, incremental compensation cost		$ 15,750
Award modification		Repriced stock options issued, decreased exercise price from $1.00 per share to $0.35 per share